STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
tock option activity for the year ended December 31, 2013, is summarized as follows:

(Dollars in thousands, except per share data)	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	1,991,375	$14.13
Granted	0	0.00
Exercised	(841,888)	12.84
Forfeited or expired	(162,811)	16.62
Outstanding at end of year	986,676	$14.82	2.5 years	$2,641
Exercisable at end of year	986,676	$14.82	2.5 years	$2,641

Schedule of Cash Proceeds Received from Share-based Payment Awards [Table Text Block]
ntrinsic value of stock options is defined as the difference between the current market value and the exercise price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2013	2012	2011
Total intrinsic value of options exercised	$3,247	$1,277	$477
Cash received from exercises	$73	$320	$150
Tax benefit from exercises	$1,422	$1,576	$1,421

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2013		2012		2011
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares	Weighted Average Grant Date Fair Value	Number of shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	518,756	$16.65	518,736	$15.99	485,498	$15.63
Granted	302,175	15.65	290,706	17.00	261,356	16.02
Vested	(263,302)	16.63	(228,233)	15.58	(200,525)	14.87
Forfeited	(101,597)	16.26	(62,453)	16.61	(27,593)	18.10
Nonvested at end of year	456,032	$16.00	518,756	$16.65	518,736	$15.99